Summary of Current Replacement Cost of Derivatives by Sector (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	$ 252,510	$ 254,005
Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	8,824	10,399
Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	3,249	2,994
Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	1,582	2,298
Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	3,993	5,107
Canada [member] | Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	6,553	6,810
Canada [member] | Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	2,962	2,562
Canada [member] | Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	1,389	2,156
Canada [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	2,202	2,092
United States [member] | Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	1,305	2,546
United States [member] | Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	64	123
United States [member] | Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	13	26
United States [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	1,228	2,397
Other international [member] | Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	966	1,043
Other international [member] | Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	223	309
Other international [member] | Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	180	116
Other international [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	$ 563	$ 618